SEC File Nos. 002-34371
811-01884

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 60   (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39   (X)
____________

ENDOWMENTS
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 1800, San Francisco, California 94105-1409
(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
____________

Patrick F. Quan
Vice President and Secretary
Endowments
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on December 1, 2008, pursuant to paragraph (b) of Rule 485.

...


[logo - Capital Research and Management/SM/]

Endowments/SM/

Endowments (the "Trust") is an open-end management investment company with two diversified series, Growth and Income Portfolio and Bond Portfolio
(individually, a "fund," and collectively, the "funds").

Shareholders of the Trust are limited to (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. The Trust may change this policy at any time without the approval of its shareholders.

 PROSPECTUS

 December 1, 2008

TABLE OF CONTENTS

 1    Risk/Return summary
 6    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
12    Management and organization
16    Shareholder information
17    Purchase and exchange of shares
21    How to sell shares
23    Distributions and taxes
24    Financial highlights
26    Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


 [This page is intentionally left blank.]


Risk/Return summary

GROWTH AND INCOME PORTFOLIO The fund seeks primarily to make your investment grow over time and, secondarily, to provide you with income and preserve capital. The fund invests primarily in common stocks or securities convertible into common stocks that have favorable prospects for long-term growth of capital and income.

The fund is designed for investors seeking long-term growth of principal, as well as income and preservation of capital. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

BOND PORTFOLIO The fund seeks to maximize your level of current income and preserve your capital. Any capital appreciation is incidental to the fund's objective of current income.  The fund invests in investment-grade debt securities.

The fund is designed for investors seeking current income, as well as capital preservation. The prices of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United
States or abroad.

RISKS APPLICABLE TO BOTH FUNDS Although all securities in the funds' portfolios may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the United States may be affected to a greater extent.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                        Endowments / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results tables on the following pages show how the funds' average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

GROWTH AND INCOME PORTFOLIO

CALENDAR YEAR TOTAL RETURNS

[begin bar chart]

1998  11.28%
1999   3.64
2000  18.21
2001   1.66
2002 -10.42
2003  28.70
2004   8.30
2005   2.92
2006  13.99
2007   8.79

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                       15.02%  (quarter ended June 30, 2003)
LOWEST                       -15.40%  (quarter ended September 30, 2002)

The fund's total return for the nine months ended September 30, 2008, was
-15.50%.

Endowments / Prospectus


 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                                       1 YEAR       5 YEARS        10 YEARS
-------------------------------------------------------------------------------

 GROWTH AND INCOME PORTFOLIO            8.79%        12.21%          8.25%
 S&P 500/1/                             5.49         12.82           5.91
 Lipper Growth and Income Funds         4.28         12.86           5.91
Index/2/
-------------------------------------------------------------------------------
 Annualized 30-day yield at July 31, 2008: 1.96%/3/
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect transaction costs, expenses or taxes.
2 Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

3 Reflects a fee waiver (1.91% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                                        Endowments / Prospectus

BOND PORTFOLIO

CALENDAR YEAR TOTAL RETURNS

[begin bar chart]

1998   7.47%
1999  -0.40
2000   9.72
2001   7.77
2002   8.29
2003   9.66
2004   4.80
2005   1.94
2006   5.09
2007   2.12

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                4.49%  (quarter ended June 30, 2003)
LOWEST                -2.74%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2008, was
-8.26%.

Endowments / Prospectus


 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 BOND PORTFOLIO                           2.12%        4.69%         5.59%
 Lehman Brothers U.S. Aggregate           6.97         4.42          5.97
Index/1/
-------------------------------------------------------------------------------
 Annualized 30-day yield at July 31, 2008: 6.30%/2/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
2 Reflects a fee waiver (6.25% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                                        Endowments / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                GROWTH
                                                  AND
                                                INCOME       BOND
                                               PORTFOLIO   PORTFOLIO

 Maximum initial sales charge on purchases       none        none
 (as a percentage of offering price)
---------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none        none
---------------------------------------------------------------------
 Maximum contingent deferred sales charge        none        none
---------------------------------------------------------------------
 Redemption or exchange fees                     none        none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            GROWTH
                                              AND
                                            INCOME       BOND
                                           PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------

 Management fees/1/                          0.50%       0.50%
---------------------------------------------------------------------
 Distribution and/or service (12b-1) fees    none        none
---------------------------------------------------------------------
 Other expenses/2/                           0.17        0.25
---------------------------------------------------------------------
 Total annual fund operating expenses/1/     0.67        0.75

1 The funds' investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the funds'
 board. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the funds' annual report.

2 Includes custodial, legal and transfer agent payments and various other expenses.

Endowments / Prospectus


EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                              1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------

 Growth and Income Portfolio   $68     $214     $373       $835
------------------------------------------------------------------
 Bond Portfolio                 77      240      417        930

                                                        Endowments / Prospectus

Investment objectives, strategies and risks

GROWTH AND INCOME PORTFOLIO The primary investment objective of the fund is long-term growth of principal, with income and preservation of capital as secondary objectives. The fund invests primarily in common stocks or securities convertible into common stocks.  The fund emphasizes stocks of companies that have favorable prospects for long-term growth of capital and income.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

BOND PORTFOLIO The investment objective of the fund is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in debt securities rated Baa3 or better by Moody's Investors Service or
BBB- or better by Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, at least 80% of the fund's assets will be invested in bonds.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO The funds may hold cash or money market instruments. The percentage of the funds invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the funds' investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the funds' loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The funds rely on the professional judgment of their investment adviser to make decisions about each fund's portfolio holdings. The basic investment philosophy of the investment

Endowments / Prospectus


adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

As the majority of the funds' shareholders are nonprofit institutions, the funds' portfolio holdings will be consistent with the standards generally considered prudent by fiduciaries and trustees of such institutions.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the funds have other investment practices that are described in this prospectus and in the statement of additional information.

Growth and Income Portfolio may invest its assets in common stocks and other securities of issuers domiciled outside the United States. Bond Portfolio may invest in obligations of corporations or government entities domiciled outside the United States. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International ("MSCI"), and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
Investments outside the United States may be subject to certain risks. For example, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties.

The following charts illustrate selected information from the funds' investment portfolios.

                                                        Endowments / Prospectus

                          GROWTH AND INCOME PORTFOLIO

[begin pie chart]
INDUSTRY SECTOR DIVERSIFICATION AS OF JULY 31, 2008

Information technology      17.20%
Consumer staples            14.22
Health care                 14.11
Energy                      10.30
Industrials                  9.72
Financials                   9.21
Consumer discretionary       7.76
Telecommunication services   2.54
Materials                    1.64
Utilities                    0.87
Miscellaneous                1.21

Short-term securities &     11.22
 other assets less
 liabilities

[end pie chart]

                                                      PERCENT OF
 10 LARGEST INDIVIDUAL HOLDINGS AS OF JULY 31, 2008   NET ASSETS

 ExxonMobil                                              3.26%
------------------------------------------------------------------
 Wal-Mart Stores                                         3.03
------------------------------------------------------------------
 Nokia                                                   2.64
------------------------------------------------------------------
 General Electric                                        2.43
------------------------------------------------------------------
 Walgreen                                                2.25
------------------------------------------------------------------
 Philip Morris International                             2.21
------------------------------------------------------------------
 Oracle                                                  2.12
------------------------------------------------------------------
 Berkshire Hathaway                                      2.11
------------------------------------------------------------------
 Cisco Systems                                           2.07
------------------------------------------------------------------
 Schlumberger                                            1.87

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com/endowments.

                                       10

Endowments / Prospectus


                                 BOND PORTFOLIO

[begin pie chart]

HOLDINGS BY INVESTMENT TYPE AS OF JULY 31, 2008

Mortgage- and asset-backed obligations      21.30%
Bonds & notes of U.S. government and        18.90
 government agencies
Preferred securities                         9.90
Other                                        1.39

Corporate bonds & notes                     43.44
  Financials                                23.53
  Industrials                                4.70
  Utilities                                  3.60
  Consumer discretionary                     3.45
  Telecommunication services                 3.08
  Energy                                     1.97
  Information technology                     1.21
  Other corporate bonds & notes              1.90

Short-term securities & other assets         5.07
 less liabilities

[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF JULY 31, 2008              PERCENT OF
                                                             NET ASSETS
 See the appendix for a description of quality categories.

 U.S. government obligations/1/                                18.57%
-------------------------------------------------------------------------
 Federal agencies                                               6.50
-------------------------------------------------------------------------
 Aaa/AAA                                                       11.17
-------------------------------------------------------------------------
 Aa/AA                                                         13.48
-------------------------------------------------------------------------
 A/A                                                           15.12
-------------------------------------------------------------------------
 Baa/BBB                                                       24.40
-------------------------------------------------------------------------
 Ba/BB or below/2/                                              5.68
-------------------------------------------------------------------------
 Cash & equivalents                                             5.07
-------------------------------------------------------------------------
 Equities                                                       0.01

1 These securities are backed by the full faith and credit of the U.S.
 government.
2 Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com/endowments.

                                       11

                                                        Endowments / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of the funds' investment advisory and service agreement by the funds' board of trustees is contained in the funds' annual report to shareholders for the fiscal year ended July 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on a separate basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       12

Endowments / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the funds' website at americanfunds.com/endowments. A link to the funds' complete lists of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       13

                                                        Endowments / Prospectus

The primary individual portfolio counselors for Growth and Income Portfolio and
Bond Portfolio are:

GROWTH AND INCOME PORTFOLIO

                                                  PRIMARY TITLE WITH         PORTFOLIO
                                 PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
                                 COUNSELOR        (OR AFFILIATE)             ROLE IN
 PORTFOLIO COUNSELOR/            EXPERIENCE       AND INVESTMENT             MANAGEMENT
 TITLE WITH THE TRUST           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL              18 years        Senior Vice President -    Serves as an equity
 Vice Chairman of the Board  (plus 18 years of    Capital World Investors    portfolio counselor
                              prior experience
                                   as an          Investment professional
                             investment analyst   for 37 years in total;
                               for the fund)      33 years with Capital
                                                  Research and Management
                                                  Company or affiliate

---------------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON               9 years         Senior Vice President -    Serves as an equity
 Senior Vice President                            Capital World Investors    portfolio counselor

                                                  Investment professional
                                                  for 15 years, all with
                                                  Capital Research and
                                                  Management Company or
                                                  affiliate

---------------------------------------------------------------------------------------------------
 HILDA L. APPLBAUM                2 years         Senior Vice President -    Serves as an equity
                                                  Capital World Investors    portfolio counselor

                                                  Investment professional
                                                  for 22 years in total;
                                                  14 years with Capital
                                                  Research and Management
                                                  Company or affiliate

---------------------------------------------------------------------------------------------------

                                       14

Endowments / Prospectus


BOND PORTFOLIO

                                          PRIMARY TITLE WITH         PORTFOLIO
                          PORTFOLIO       INVESTMENT ADVISER         COUNSELOR'S
                          COUNSELOR       (OR AFFILIATE)             ROLE IN
 PORTFOLIO COUNSELOR/     EXPERIENCE      AND INVESTMENT             MANAGEMENT
 TITLE WITH THE TRUST    IN THIS FUND     EXPERIENCE                 OF THE FUND
------------------------------------------------------------------------------------------

 JOHN H. SMET              20 years       Senior Vice President -    Serves as a fixed-
 President                                Fixed Income, Capital      income portfolio
                                          Research and Management    counselor
                                          Company

                                          Investment professional
                                          for 26 years in total;
                                          25 years with Capital
                                          Research and Management
                                          Company or affiliate

---------------------------------------------------------------------------------------------------
 MARK H. DALZELL       less than 1 year   Senior Vice President -    Serves as a fixed-
                                          Fixed Income, Capital      income portfolio
                                          Research and Management    counselor
                                          Company

                                          Investment professional
                                          for 30 years in total;
                                          20 years with Capital
                                          Research and Management
                                          Company or affiliate

---------------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, other accounts they manage and their ownership of securities in the fund can be found in the statement of additional information.

                                       15

                                                        Endowments / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

An agent of American Funds Service Company who performs transfer agent services for the funds is located at 6455 Irvine Center Drive, Irvine, California 92618.

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION.

                                       16

Endowments / Prospectus


Purchase and exchange of shares

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE
SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

The funds offer one class of shares that may be purchased directly from the funds or through certain registered investment advisers (who may impose transaction charges in addition to those described in this prospectus) only by:
(a) any entity exempt from taxation under Section 501(c)(3) of the Internal
Revenue Code of 1986, as amended ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3)
organization. Any shareholder that no longer fulfills the characteristics described above must transfer its shares to an eligible entity or, at the shareholder's option, sell its shares at net asset value.

The minimum initial purchase is $50,000 and may be met by investing in one or both funds; there is no minimum on subsequent investments. The minimum initial investment may be reduced for investments that meet certain standards.

Various services are available as described below.

EXCHANGE

Generally, you may exchange your shares of Growth and Income Portfolio and/or
Bond Portfolio into Class A or 529-A shares of the American Funds, subject to the appropriate sales charge. EXCHANGES TO CLASS 529-A SHARES MAY RESULT IN
SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM
DESCRIPTION. Please consult your financial adviser before making such an exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. See
"Transactions by telephone or fax" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

THE FUNDS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE
FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING. FREQUENT
TRADING OF THE FUNDS' SHARES MAY LEAD TO INCREASED COSTS TO THE FUNDS AND LESS
EFFICIENT MANAGEMENT OF THE FUNDS' PORTFOLIOS, POTENTIALLY RESULTING IN DILUTION
OF THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS. ACCORDINGLY, PURCHASES,
INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY

                                       17

                                                        Endowments / Prospectus

THAT THE FUNDS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE
FUNDS, MAY BE REJECTED.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service
Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the funds' board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from either fund will be precluded from investing in that fund
(including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, and purchases and redemptions of shares having a value of less than $5,000.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

See the statement of additional information for more information about how
American Funds Service Company may address other potentially abusive trading activity in the funds.

VALUING SHARES

The net asset value of each fund is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States

                                       18

Endowments / Prospectus


and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the
Growth and Income Portfolio's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because each fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request.

SALES CHARGE REDUCTIONS

To receive a reduction in your Class A initial sales charge for the American
Funds, you must let your registered investment adviser or American Funds Service
Company know at the time you purchase shares of the American Funds that you qualify for such a reduction. If you do not let your adviser or American Funds
Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the funds and American Funds.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds money market funds) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in the funds, as well as your holdings in any class of shares of the American Funds
 (excluding American Funds money market funds), to determine your Class A sales charge for the American Funds. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. Direct purchases of American Funds money market funds are excluded.

                                       19

                                                        Endowments / Prospectus

 STATEMENT OF INTENTION

 If you purchase shares of the funds along with shares of the American Funds, you may reduce your Class A sales charge for the American Funds by establishing a statement of intention. A statement of intention allows you to combine all purchases of shares of the funds and of the American Funds (excluding American
 Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges for the American Funds that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

                                       20

Endowments / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR REGISTERED INVESTMENT ADVISER

 .Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

 . Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements and do not accept redemption orders from broker-dealers.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the applicable sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by
American Funds Service Company.

                                       21

                                                        Endowments / Prospectus

TRANSACTIONS BY TELEPHONE OR FAX

Generally, you are automatically eligible to redeem or exchange shares by telephone or fax unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone or fax services on your account(s), you agree to hold the funds, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds
Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the funds may be liable for losses due to unauthorized or fraudulent instructions.

                                       22

Endowments / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund intends to distribute dividends to you, usually in March, June,
September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or of the American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the funds will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The funds' distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                        Endowments / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial
Highlights tables for Growth and Income Portfolio and Bond Portfolio has been audited by Deloitte & Touche LLP. The independent registered public accounting firm's report, along with each fund's financial statements, is included in the statement of additional information for the funds, which is available upon request.

GROWTH AND INCOME PORTFOLIO

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                 Net (losses)
                                                   gains on
                                                  securities
                      Net asset                      (both
                       value,         Net          realized       Total from
                      beginning   investment          and         investment
                       of year      income        unrealized)     operations
--------------------------------------------------------------------------------

Year ended 7/31/2008   $16.14        $.26           $(1.48)         $(1.22)
Year ended 7/31/2007    14.86         .29             2.03            2.32
Year ended 7/31/2006    14.95         .23              .44             .67
Year ended 7/31/2005    14.10         .24             1.20            1.44
Year ended 7/31/2004    12.57         .20             1.53            1.73

                             DIVIDENDS AND DISTRIBUTIONS

                      Dividends                       Total
                      (from net   Distributions     dividends     Net asset
                      investment      (from            and         value,       Total
                       income)    capital gains)  distributions  end of year  return/2/
-----------------------------------------------------------------------------------------

Year ended 7/31/2008    $(.30)        $(.38)         $ (.68)       $14.24      (7.95)%
Year ended 7/31/2007     (.27)         (.77)          (1.04)        16.14      16.02
Year ended 7/31/2006     (.23)         (.53)           (.76)        14.86       4.61
Year ended 7/31/2005     (.21)         (.38)           (.59)        14.95      10.33
Year ended 7/31/2004     (.20)           --            (.20)        14.10      13.81

                                      Ratio of    Ratio of
                                      expenses    expenses
                       Net assets,   to average  to average     Ratio of
                         end of      net assets  net assets    net income
                          year         before      after       to average
                      (in millions)   waivers    waivers/2/   net assets/2/
----------------------------------------------------------------------------

Year ended 7/31/2008      $108          .67%        .62%          1.67%
Year ended 7/31/2007       119          .69         .64           1.81
Year ended 7/31/2006       104          .71         .66           1.56
Year ended 7/31/2005       106          .69         .66           1.60
Year ended 7/31/2004        90          .64         .64           1.43

                                              YEAR ENDED JULY 31
                           2008         2007         2006         2005          2004
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER         21%          24%          25%          31%           32%
RATE

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       24

Endowments / Prospectus


BOND PORTFOLIO

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                 Net (losses)
                                                   gains on
                                                  securities
                      Net asset                      (both
                       value,         Net          realized       Total from
                      beginning   investment          and         investment
                       of year      income        unrealized)     operations
--------------------------------------------------------------------------------

Year ended 7/31/2008   $15.82        $.83           $(1.09)         $(.26)
Year ended 7/31/2007    15.99         .83             (.07)           .76
Year ended 7/31/2006    16.62         .81             (.50)           .31
Year ended 7/31/2005    16.72         .78              .05            .83
Year ended 7/31/2004    16.57         .83              .22           1.05

                             DIVIDENDS AND DISTRIBUTIONS

                      Dividends                       Total
                      (from net   Distributions     dividends     Net asset
                      investment      (from            and         value,       Total
                       income)    capital gains)  distributions  end of year  return/2/
-----------------------------------------------------------------------------------------

Year ended 7/31/2008    $(.91)          --           $(.91)        $14.65      (1.81)%
Year ended 7/31/2007     (.93)          --            (.93)         15.82       4.81
Year ended 7/31/2006     (.94)          --            (.94)         15.99       1.94
Year ended 7/31/2005     (.93)          --            (.93)         16.62       5.07
Year ended 7/31/2004     (.90)          --            (.90)         16.72       6.37

                                      Ratio of    Ratio of
                                      expenses    expenses
                       Net assets,   to average  to average     Ratio of
                         end of      net assets  net assets    net income
                          year         before      after       to average
                      (in millions)   waivers    waivers/2/   net assets/2/
----------------------------------------------------------------------------

Year ended 7/31/2008       $56          .75%        .70%          5.33%
Year ended 7/31/2007        60          .76         .71           5.12
Year ended 7/31/2006        60          .79         .74           5.00
Year ended 7/31/2005        65          .74         .71           4.61
Year ended 7/31/2004        59          .70         .70           4.93

                                              YEAR ENDED JULY 31
                           2008         2007         2006         2005          2004
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER         60%          52%          62%          51%           36%
RATE

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       25

                                                        Endowments / Prospectus

Appendix

Bond Portfolio generally invests in debt securities rated Baa or BBB or better.

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       26

Endowments / Prospectus


BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       27

                                                        Endowments / Prospectus

NOTES

                                       28

Endowments / Prospectus


NOTES

                                       29

                                                        Endowments / Prospectus

[logo - Capital Research and Management/SM/]

          FOR SHAREHOLDER           American Funds Service
          SERVICES                  Company
                                    800 /421-5475, option 3

          Telephone calls you have with the Capital Research and
          Management organization may be monitored or recorded
          for quality assurance, verification and/or
          recordkeeping purposes. By speaking with us on the
          telephone, you are giving your consent to such
          monitoring and recording.

-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on
americanfunds.com/endowments.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-5475, option 3, or write to the secretary of the funds at P.O. Box 7650,
San Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                           Investment Company Act No. 811-01884
                                     MFEDPR-985-1208P Litho in USA CGD/RRD/9001
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
Capital International     Capital Guardian    Capital Research and Management    Capital Bank and Trust     American Funds


                                   ENDOWMENTS

                                     Part B
                      Statement of Additional Information

                              December 1, 2008

Endowments (the "Trust") is an open-end management investment company, commonly known as a mutual fund. The Trust offers two diversified investment portfolios,
Growth and Income Portfolio and Bond Portfolio (individually, a "fund" and collectively, the "funds").

This document is not a prospectus but should be read in conjunction with the current prospectus of Endowments dated December 1, 2008. The prospectus may be obtained from your registered investment adviser or by writing to the trust at the following address:

                                   Endowments
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                              Endowments -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GROWTH AND INCOME PORTFOLIO

     EQUITY SECURITIES

     .    The fund will normally invest primarily in common stocks or securities convertible into common stocks.

     INVESTING OUTSIDE THE U.S.

     .    The fund may invest up to 10% of its assets in common stocks and other securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser,
          Capital Research and Management Company, will consider the domicile determination of a leading provider of global indexes, such as Morgan
          Stanley Capital International (MSCI) and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

BOND PORTFOLIO

     DEBT SECURITIES

     .    Normally, at least 80% of the fund's assets will be invested in bonds
          (for purposes of this limit, bonds include any debt instrument and cash equivalents).

     .    The fund will invest in investment grade debt securities rated Baa3 or above by Moody's Investors Service (Moody's) or BBB- or above by
          Standard & Poor's (S&P) or unrated but determined to be of equivalent quality by the investment adviser.

     .    The fund has no current intention of investing in securities rated Ba1 or below by Moody's and BB+ or below by S&P or unrated but determined to be of equivalent quality by the investment adviser. The fund is not required to dispose of a security in the event that its rating is reduced below Baa3 or BBB- (or if it is unrated, when its quality becomes equivalent to such a security).

     .    The debt securities in which the fund invests may have stock conversion or purchase rights; however, such securities will generally not exceed 20% of the fund's assets.

                              Endowments -- Page 2

     EQUITY SECURITIES

     .    The fund will not acquire common stocks except through the exercise of stock conversion or stock purchase rights and will retain such common stocks only when it is consistent with the fund's objective of current income.

     INVESTING OUTSIDE THE U.S.

     .    The fund may invest up to 25% of its assets in obligations of corporations or government entities domiciled outside the United
          States. Up to 10% of the fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as MSCI, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

GROWTH AND INCOME PORTFOLIO
---------------------------

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass--

                              Endowments -- Page 3

through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

BOND PORTFOLIO
--------------

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects

                              Endowments -- Page 4

     of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

                              Endowments -- Page 5

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO
----------------------------------------------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

                              Endowments -- Page 6

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     RESALE RESTRICTIONS, LIQUIDITY AND VALUATION -- The funds may purchase debt securities subject to restrictions on resale.  As further described in the
     "Restricted or illiquid securities" paragraph below, difficulty in selling such debt securities may result in losses or be costly to the funds. In addition, there may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Growth and Income Portfolio has no current intention of investing in debt securities other than U.S. Treasury securities and cash equivalents (as discussed below).

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt

                              Endowments -- Page 7

securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

                              Endowments -- Page 8

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The funds may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The funds may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates (although Growth and Income
Portfolio has no current intention to do so). A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by Growth and Income Portfolio will involve the purchase or sale of one currency against the U.S. dollar. Bond Portfolio may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates.
The funds will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the funds may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the funds for
U.S. federal income tax purposes.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

                              Endowments -- Page 9

Difficulty in selling such securities may result in a loss to the funds or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements
(although Growth and Income Portfolio has no current intention to do so) under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The funds' portfolio turnover rates for the fiscal years ended July 31, 2008 and
2007 were 21% and 24%, respectively, for Growth and Income Portfolio and 60% and
52%, respectively, for Bond Portfolio. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding

                             Endowments -- Page 10

voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

1.   A fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

2.   A fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund's total assets would be on loan to third parties.

3.   A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the funds from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).

4.   A fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the funds, subject to restrictions described in the funds' prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

5.   A fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940, as amended.

6.   A fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.

7.   A fund may not, with respect to 75% of its total assets, invest more than
5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

8.   A fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the
Securities Act of 1933, as amended, in disposing of portfolio securities.

                             Endowments -- Page 11

NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval and apply to both funds:

1.   The funds may not invest in other companies for the purpose of exercising control or management.

2.   The funds may not purchase puts or calls.

3.   The funds may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

The following non-fundamental policy applies to Growth and Income Portfolio only:

1.   The fund may not invest more than 10% of its total assets in securities that are not readily marketable.

The following non-fundamental policy applies to Bond Portfolio only:

1.   The fund may not invest more than 15% of its total assets in securities that are not readily marketable.

Restricted securities are treated as not readily marketable by the funds, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the funds' board of trustees.

                             Endowments -- Page 12

                            MANAGEMENT OF THE FUNDS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                        NUMBER OF
 POSITION WITH FUND                                                 PORTFOLIOS/3/   OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED AS A           PRINCIPAL OCCUPATION(S)           OVERSEEN              BY TRUSTEE
 TRUSTEE/2/)                         DURING PAST FIVE YEARS          BY TRUSTEE
---------------------------------------------------------------------------------------------------------------

 Ronald P. Badie, 65           Retired; former Vice Chairman,             3         Amphenol Corporation;
 Trustee (2006)                Deutsche Bank Alex. Brown                            Merisel, Inc.; Nautilus,
                                                                                    Inc.;
                                                                                    Obagi Medical Products,
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 67         Chair, First Security Management           5         None
 Trustee (2003)                (private investment)

---------------------------------------------------------------------------------------------------------------
 John E. Kobara, 53            Senior Vice President, California          1         None
 Trustee (2006)                Community Foundation; former CEO,
                               CK12 Foundation; former President
                               and CEO, Big Brothers Big Sisters
                               of Greater Los Angeles and the
                               Inland Empire

---------------------------------------------------------------------------------------------------------------
 Steven D. Lavine, Ph.D.,      President, California Institute of         1         None
 61                            the Arts
 Trustee (1994)
---------------------------------------------------------------------------------------------------------------
 Patricia A. McBride, 65       Chief Financial Officer, Cosmetic          1         None
 Chairman of the Board         and Maxillofacial Surgery Center,
 (Independent and Non-         Medical City Dallas Hospital
 Executive) (1988)
---------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth, 72        Management consultant, Ziebarth            1         None
 Trustee (1993)                Company (management and financial
                               consulting)

---------------------------------------------------------------------------------------------------------------

"INTERESTED" TRUSTEES/5,6/

                                   PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                          AND POSITIONS              NUMBER OF
 POSITION WITH FUND             HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/    OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED AS A       OR THE PRINCIPAL UNDERWRITER       OVERSEEN                HELD
 TRUSTEE/OFFICER/2/)                     OF THE FUND              BY TRUSTEE            BY TRUSTEE
---------------------------------------------------------------------------------------------------------

 Robert G. O'Donnell, 64       Senior Vice President - Capital         2         None
 Vice Chairman of the Board    World Investors, Capital
 (1995)                        Research and Management
                               Company; Director, Capital
                               Research and Management Company

---------------------------------------------------------------------------------------------------------
 Thomas E. Terry, 71           Private investor; Consultant;           1         None
 Trustee (1969)                former Vice President and
                               Secretary, Capital Research and
                               Management Company (retired
                               1994)
---------------------------------------------------------------------------------------------------------

                             Endowments -- Page 13

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS       AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER/2/)                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 John H. Smet, 52        Senior Vice President - Fixed Income, Capital Research
 President (1996)        and Management Company; Director, American Funds
                         Distributors, Inc.*
-------------------------------------------------------------------------------
 Gregory D. Johnson,     Senior Vice President - Capital World Investors,
 45                      Capital Research and Management Company
 Senior Vice President
 (2000)
-------------------------------------------------------------------------------
 Krista M. Johnson, 43   Assistant Vice President -  Client Services Group,
 Vice President (2000)   Capital Research and Management Company
-------------------------------------------------------------------------------
 Patrick F. Quan, 50     Vice President - Fund Business Management Group,
 Vice President and      Capital Research and Management Company
 Secretary (1986)
-------------------------------------------------------------------------------
 Dori Laskin, 57         Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Julie E. Lawton, 35     Associate - Capital Research and Management Company
 Assistant Secretary
 (2008)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the trust serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the funds' principal underwriter).

6 All of the officers listed, except Krista M. Johnson, Dori Laskin and Julie E.
 Lawton, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                             Endowments -- Page 14

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/              BY TRUSTEE/3/
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Ronald P. Badie                    None                 Over $100,000/6/
-------------------------------------------------------------------------------
 Robert J. Denison                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 John E. Kobara                     None                       None
-------------------------------------------------------------------------------
 Steven D. Lavine                   None                       None
-------------------------------------------------------------------------------
 Patricia A. McBride                None                       None
-------------------------------------------------------------------------------
 Robert C. Ziebarth                 None                       None
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Robert G. O'Donnell          Over $100,000/4/             Over $100,000
-------------------------------------------------------------------------------
 Thomas E. Terry              Over $100,000/5/             Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
2 Shareholders of the Trust are limited to:  (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
 ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.  The Trust may change this policy at any time without the approval of its shareholders.
3 The amounts listed for "interested" trustees include shares owned through The
 Capital Group Companies, Inc. retirement plan and 401(k) plan.
4 Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as trustee and is the income beneficiary and a private foundation for which Mr. O'Donnell serves as a director.
5 Represents assets in a family trust for which Mr. Terry serves as President and a trustee.

6 Mr. Badie was elected a director of two funds in the American Funds family as of August 7, 2008. The amount of shares owned are as of August 7, 2008.

TRUSTEE COMPENSATION -- No compensation is paid by the Trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The Trust pays to independent trustees an inclusive annual fee of
$14,000. No pension or retirement benefits are accrued as part of fund expenses.
The Trust also reimburses certain expenses of independent trustees. An independent trustee who is chairman of the board also receives an additional annual fee of $17,000.

The committee on governance of the board of trustees, a committee comprised exclusively of independent trustees, reviews trustee compensation periodically, and recommends adjustments periodically. In making its recommendations, the committee on governance considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

                             Endowments -- Page 15

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31, 2008

                                                                                                    TOTAL COMPENSATION (INCLUDING
                                                                                                         VOLUNTARILY DEFERRED
                                                                                                           COMPENSATION/1/)
                                                                                                      FROM ALL FUNDS MANAGED BY
                                                                          AGGREGATE COMPENSATION   CAPITAL RESEARCH AND MANAGEMENT
                                  NAME                                        FROM THE TRUST         COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                                 $14,000                       $ 14,000
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                                14,000                        207,500
------------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                                   14,000                         14,000
------------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                                 14,000                         14,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                              22,500                         22,500
------------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                               14,000                         14,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred under a non-qualified deferred compensation plan.
 Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the American Funds as designated by the trustee.

2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

As of November 1, 2008, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Many of the trustees serve or have served on boards of tax-exempt 501(c)(3)
organizations as indicated in the table below, and have had experience in dealing with the administrative and financial needs of these institutions:

NAME                                                                      TAX-EXEMPT BOARDS ON WHICH TRUSTEE SERVES OR HAS SERVED
-----------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                          Price Center for Entrepreneurial Studies at UCLA's
                                                                          Anderson School of Management
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                        California Institute of the Arts; The Institute for
                                                                          Contemporary Arts/P.S. 1 Museum, New York; The JL
                                                                          Foundation; The Museum of Modern Art, New York; New
                                                                          Mexico Academy of Science and Mathematics; Santa Fe
                                                                          Institute
-----------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                           California Community Foundation, Japanese American
                                                                          National Museum; Walden University
-----------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                         American Council on Education; American Council on the
                                                                          Arts; Arts International; Asia Society California Center;
                                                                          Cultural Policy Network Project of the Center for Arts
                                                                          and Culture; KCET Public Broadcasting; KCRW-FM National
                                                                          Public Radio; Los Angeles Philharmonic Association; The
                                                                          Music Center Operating Company, The Music Center of Los
                                                                          Angeles County
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                      Arts Magnet High School Advisory Board; Connemara
                                                                          Conservancy Foundation Advisory Board; Dallas Symphony
                                                                          Orchestra Association; Dallas Women's Council; Dallas
                                                                          Women's Foundation; Girl Scout Council, Inc.; Eugene and
                                                                          Margaret McDermott Art Fund; St. Mark's School of Texas;
                                                                          Southwest Museum of Science and Technology
-----------------------------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell                                                      University of California, Berkeley Foundation; Library
                                                                          Advisory Board, University of California, Berkeley; Phi
                                                                          Beta Kappa Association of Northern California; Civil War
                                                                          Preservation Trust
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas E. Terry                                                          Academy of Arts and Sciences; Chazen Museum of Art;
                                                                          Edgewood High School; Ketchum YMCA; Madison Community
                                                                          Foundation; Madison Opera, Inc.; National Football
                                                                          Scholarship Foundation; Scholarship America; Ten Chimneys
                                                                          Foundation; Waisman Center- University of Wisconsin
-----------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                       Chicago Maternity Center; Choate School; Foundation for
                                                                          Reproductive Research & Education; Latin School of
                                                                          Chicago; National Association of Independent Schools;
                                                                          Naval Historical Foundation; Northwestern Memorial
                                                                          Hospital
-----------------------------------------------------------------------------------------------------------------------------------

                             Endowments -- Page 16

TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- Endowments, Inc., the
predecessor to Growth and Income Portfolio, was organized as a Delaware corporation in 1969; Bond Portfolio for Endowments, Inc., the predecessor to
Bond Portfolio, was organized as a Delaware corporation in 1970. Endowments,
Inc. and Bond Portfolio for Endowments, Inc. were reorganized as two separate series of Endowments, a Delaware business trust which is a registered, open-end, diversified management investment company organized on May 14, 1998. The two separate series are called Growth and Income Portfolio and Bond Portfolio. On
July 31, 1998, all assets of Endowments, Inc. and Bond Portfolio for Endowments,
Inc. were transferred to Growth and Income Portfolio and Bond Portfolio,
respectively. As a result, certain financial and other information appearing in the prospectus and statement of additional information reflect the operations of these predecessor entities through the date of the reorganization.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and should act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

All fund operations are supervised by the funds' board of trustees which meets periodically and performs duties required by applicable state and federal laws.
The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The Trust's declaration of trust and by-laws as well as separate indemnification agreements that the Trust has entered into with independent trustees provide in effect that, subject to certain conditions, the Trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Ronald P. Badie, Robert J. Denison, John E. Kobara, Steven D.
Lavine, Patricia A. McBride and Robert C. Ziebarth, none of whom is an
"interested person" of the funds within the meaning of the

                             Endowments -- Page 17

1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Five audit committee meetings were held during the 2008 fiscal year.

The funds have a contracts committee comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The funds have a committee on governance comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. No meetings of the committee on governance were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The funds and their investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American
Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds.
Proxies for all other funds (including the funds) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related

                             Endowments -- Page 18

issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the funds'
website at americanfunds.com/endowments and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

                             Endowments -- Page 19

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the funds to own beneficially 5% or more of the fund's shares as of the opening of business on November 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GROWTH AND INCOME PORTFOLIO

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP     PERCENTAGE
---------------------------------------------------------------------------

 Facey Medical Foundation                      Record          8.64%
 Mission Hills, CA
---------------------------------------------------------------------------

BOND PORTFOLIO

                                                             OWNERSHIP
             NAME AND ADDRESS                 OWNERSHIP     PERCENTAGE
---------------------------------------------------------------------------

 Facey Medical Foundation                      Record          7.90%
 Mission Hills, CA
---------------------------------------------------------------------------
 Flintridge Sacred Heart Academy               Record          5.32
 La Canada Flintridge, CA
---------------------------------------------------------------------------

Shareholder inquiries may be made in writing to Endowments, c/o American Funds
Service Company, Attention: IIS Team, 6455 Irvine Center Drive, Irvine, CA 92618
or by calling 800/421-5475, option 3.

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its

                             Endowments -- Page 20

Fixed Income division. Capital World Investors and Capital Research Global
Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. Currently, the investment adviser's investment analysts do not directly make investment decisions for either fund's portfolio.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: S&P 500 and Lipper Growth and Income Funds Index (Growth and Income Portfolio) and Lehman Brothers U.S.
Aggregate Index (Bond Portfolio).

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may be affiliated with charitable trusts or family foundations that hold shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                             Endowments -- Page 21

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2008:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER           NUMBER
                                       REGISTERED           POOLED           OF OTHER
                                       INVESTMENT         INVESTMENT         ACCOUNTS
                                    COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                        FOR WHICH         FOR WHICH         PORTFOLIO
                                        PORTFOLIO         PORTFOLIO         COUNSELOR
                      DOLLAR RANGE      COUNSELOR         COUNSELOR        IS A MANAGER
                        OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
     PORTFOLIO           SHARES      (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------
 Robert G.                Over         2      $123.3         None              None
 O'Donnell             $1,000,000*
-------------------------------------------------------------------------------------------
 Gregory D. Johnson      None**        2      $123.3         None              None
-------------------------------------------------------------------------------------------
 Hilda L. Applbaum       None**        2      $131.1         None              None
-------------------------------------------------------------------------------------------
 BOND PORTFOLIO
-------------------------------------------------------------------------------------------
 John H. Smet            None**        6      $201.4         None           3       $2.29
-------------------------------------------------------------------------------------------
 Mark H. Dalzell         None**        3      $147.6      2      $0.21    16/5/     $5.38
-------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000.

2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 The advisory fee of one of these accounts (representing $0.23 billion in total assets) is based partially on its investment results.
* Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as Trustee and is the income beneficiary and a private foundation for which Mr. O'Donnell serves as a director.
** Ownership of fund shares is limited to nonprofit organizations, as such, individuals do not have the ability to own fund shares.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until July 27, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The
Agreements also

                             Endowments -- Page 22

provide that either party has the right to terminate them, without penalty, upon
60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees and expenses paid to independent trustees;
association dues; and costs of stationery and forms prepared exclusively for the funds.

The investment adviser receives a management fee at the annual rates of 1/2 of
1% of each fund's average daily net assets up to $150,000,000 and 4/10 of 1% of the portion of such average daily net assets over $150,000,000.

The Agreements provide for a management fee reduction to the extent that each fund's annual ordinary operating expenses exceed 0.75% of the average net assets of the fund. Expenses which are not subject to this limitation are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

For the fiscal years ended July 31, 2008, 2007 and 2006, the investment adviser was entitled to receive management fees of $583,880, 565,579 and $510,774, respectively, from Growth and Income Portfolio and $294,444, $302,648 and
$296,578, respectively, from Bond Portfolio. After giving effect to the management fee waivers described below, Growth and Income Portfolio paid the investment adviser management fees of $525,492 (a reduction of $58,388),
$509,021 (a reduction of $56,558) and $459,697 (a reduction of $51,077) for the fiscal years ended July 31, 2008, 2007 and 2006, respectively. Bond Portfolio paid the investment adviser management fees of $265,000 (a reduction of
$29,444), $272,383 (a reduction of $30,265) and $266,920 (a reduction of
$29,658) for the fiscal years ended July 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive under the Agreement.

PRINCIPAL UNDERWRITER -- American Funds Distributors,/(R)/ Inc. (the "Principal
Underwriter") is the principal underwriter of the funds' shares. However, it does not receive any revenue from any sales of the funds' shares. The Principal
Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455
Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX
78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin
Hood Road, Norfolk, VA 23513.

                             Endowments -- Page 23

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                             Endowments -- Page 24

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                             Endowments -- Page 25

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the 2008, 2007 and 2006 fiscal years for Growth and Income Portfolio amounted to $22,742, $23,837 and
$40,142, respectively.

Brokerage commissions paid on portfolio transactions for the 2006 fiscal year for Bond Portfolio amounted to $35 . No brokerage commissions were paid on portfolio transactions for the fiscal years ended 2008 and 2007 for Bond
Portfolio.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the funds the largest amount of brokerage commissions by participating, directly or indirectly, in the funds' portfolio transactions during the funds' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the funds during the funds'
most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the funds during the funds' most recent fiscal year.

At the end of the funds' most recent fiscal year, the funds' regular broker-dealers included Citigroup Global Markets Inc. and J. P. Morgan
Securities, Inc. As of the funds' fiscal year-end, Growth and Income Portfolio held equity securities of Citigroup Inc. in the amount of 794,000, and JPMorgan
Chase & Co. in the amount of $488,000 and debt securities of JPMorgan Chase &
Co. in the amount of $500,000. As of the fund's fiscal year-end, Bond Portfolio held debt securities of Citigroup Inc. in the amount of $386,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds' website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds' website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the

                             Endowments -- Page 26

information is posted on the funds' website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds, including officers of the funds and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the funds, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds' website to persons not affiliated with the funds
(which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the funds' website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds' website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased or sold at the net asset value price next determined after the purchase or sell order is received and accepted by each fund or the Transfer
Agent; the net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with registered investment advisers or their authorized designees, accepted by the Transfer Agent, the registered investment adviser or any of their designees.
The registered investment adviser is responsible for promptly transmitting purchase and sell orders to the Transfer Agent. Orders received by the registered investment adviser or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that registered investment advisers may have their own rules about share transactions and may have earlier cut-off times

                             Endowments -- Page 27

than those of the funds. For more information about how to purchase through your registered investment adviser, contact your registered investment adviser directly.

The price you pay for shares is based on the net asset value per share which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open for trading. If, for example, the Exchange closes at 1 p.m., the funds'
share price would still be determined as of 4 p.m. New York time. The New York
Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday;
Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset value per share is determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' board. Subject to its oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

                             Endowments -- Page 28

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S.
stock markets).

2.   Liabilities, including accruals of taxes and other expense items, are deducted from total assets.

3.   Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets

                             Endowments -- Page 29

is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the American Funds, as provided in the prospectus and statement of additional information.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.

     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further

                             Endowments -- Page 30

     increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock.
     Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.

     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

                             Endowments -- Page 31

SHAREHOLDER TAXATION - The majority of the funds' shareholders are nonprofit institutions, and such shareholders are generally exempt from taxation under
Code Section 501(c). Therefore, distributions from the fund and transactions in fund shares should not result in income tax consequences to such shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                             Endowments -- Page 32

                               PURCHASE OF SHARES

The purchase of shares may be made in cash or in a like value of acceptable securities. Such securities will: (a) be acquired for investment and not for resale; (b) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (c) have a value which is readily ascertainable.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could be harmful to the funds - for example, short-term trading activity.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

The following services are available in connection with the purchase of the
American Funds.

     STATEMENT OF INTENTION -- If you purchase Growth and Income Portfolio and/or Bond Portfolio, along with shares of the American Funds, by establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the

                             Endowments -- Page 33

     initial purchase (or subsequent purchases, if necessary) by the Transfer
     Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the
     Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.
     If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     CONCURRENT PURCHASES -- As described in the prospectus, you may combine purchases of Growth and Income and/or Bond Portfolio and purchases of all classes of shares of the American Funds to qualify for a reduced Class A sales charge for the American Funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds are excluded.

     RIGHTS OF ACCUMULATION -- You may take into account the current value of your existing holdings in Growth and Income Portfolio and Bond Portfolio, as well as your holdings in any class of shares of the American Funds to determine your Class A sales charge for the American Funds. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains).
     Direct purchases of money market funds are excluded.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent or registered investment adviser.

For redemption requests received after the close of trading on the New York
Stock Exchange, the redemption price will be the net asset value determined as of the close of trading on the next business day of the New York Stock Exchange.
There is no charge to the shareholder for redemption. Payment in cash or in kind is made as soon as reasonably practicable after tender in proper form (as described above), and must, in any event, be made within seven days thereafter.
Either fund may, however, suspend the right of redemption during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends or holidays; (b) the
SEC has by order permitted such suspension; or (c) any emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the funds not reasonably practicable.

Although they would not normally do so, the funds have the right to pay the redemption price in whole or in part in portfolio securities as selected by the board of trustees, taken at their value as used in determining net asset value for purposes of computing the redemption price. A

                             Endowments -- Page 34

shareholder that redeems fund shares, and is given by the fund a proportionate amount of the fund's portfolio securities in lieu of cash, may incur transaction charges in the event of a sale of the securities through an intermediary.

You may sell (redeem) shares in your account in any of the following ways:

     THROUGH YOUR REGISTERED INVESTMENT ADVISER

     .    Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .    Requests must be signed by the registered shareholder(s).

     .    A signature guarantee is required if the redemption is:

          -  over $75,000;

          -  made payable to someone other than the registered shareholder(s); or

          -  sent to an address other than the address of record or an address of record that has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the
          Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer
          Agent reserves the right to require a signature guarantee on any redemptions.

     .    Additional documentation may be required.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

     .    Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

     .    Checks must be made payable to the registered shareholder(s).

     .    Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements with, and do not accept redemption orders from, broker-dealers."

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day

                             Endowments -- Page 35

following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the appropriate sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer
Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges may not be available if your account is held with a registered investment adviser.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the funds at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the funds, the Transfer Agent or your registered investment adviser.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) of Growth and Income Portfolio and/or Bond Portfolio into Class A shares of any American Funds (except Class
529-A shares or shares of American Funds Target Date Retirement Series) at net
asset value, subject to the following conditions:

(a)  The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b)  If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested, and

(c)  If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may only exchange shares of the funds into Class A shares of the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and are subject to applicable sales charges on the fund being purchased, unless shares of Growth and Income
Portfolio and/or Bond Portfolio were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

                             Endowments -- Page 36

Exchanges to Class 529-A shares may result in significant legal and tax consequences as described in the CollegeAmerica Program Description.  Please consult your financial adviser prior to making such an exchange.

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY
SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the funds in amounts of $50 or more among Class A shares of any American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from the funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone, fax or telegraph redemption and/or exchange options, you agree to hold each fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these options.
However, you may elect to opt out of these options by writing the Transfer Agent
(you may also reinstate them at any time by writing the Transfer Agent). If the
Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the Trust's declaration of trust permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the Trust if, in the opinion of the Trust's board of trustees, conditions exist which make payment wholly in cash unwise or undesirable.

                             Endowments -- Page 37

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds securities of issuers outside the
U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the
U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $718 for services with respect to Growth and Income
Portfolio shares and $585 for services with respect to Bond Portfolio shares for the 2008 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the Trust's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings,
Janofsky & Walker LLP. A determination with respect to the independence of the funds' counsel will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder

                             Endowments -- Page 38

will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc.. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believe that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser to perform its contract with the funds is remote. In addition, class action lawsuits have been filed in the U.S.
District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                             Endowments -- Page 39

...

[logo – Capital Research and Managementsm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

July 31, 2008

Common stocks — 88.78%	Shares	Market value

INFORMATION TECHNOLOGY — 17.20%
Nokia Corp. (ADR)	105,000	$2,868,600
Oracle Corp.[1]	107,000	2,303,710
Cisco Systems, Inc.[1]	102,000	2,242,980
International Business Machines Corp.	15,500	1,983,690
QUALCOMM Inc.	30,000	1,660,200
Microsoft Corp.	60,000	1,543,200
Intel Corp.	62,000	1,375,780
Google Inc., Class A1	1,700	805,375
Texas Instruments Inc.	28,000	682,640
Analog Devices, Inc.	20,000	610,200
Hewlett-Packard Co.	13,000	582,400
Linear Technology Corp.	15,000	465,750
Intuit Inc.[1]	17,000	464,610
Applied Materials, Inc.	26,200	453,784
EMC Corp.[1]	30,000	450,300
Motorola, Inc.	20,000	172,800
		18,666,019

CONSUMER STAPLES — 14.22%
Wal-Mart Stores, Inc.	56,000	3,282,720
Walgreen Co.	71,000	2,438,140
Philip Morris International Inc.	46,500	2,401,725
Coca-Cola Co.	35,000	1,802,500
PepsiCo, Inc.	20,000	1,331,200
Avon Products, Inc.	26,500	1,123,600
L’Oréal SA	9,000	945,447
WD-40 Co.	26,000	888,420
Kraft Foods Inc., Class A	25,000	795,500
Hershey Co.	11,500	422,855
		15,432,107

HEALTH CARE — 14.11%
Novo Nordisk A/S, Class B	27,000	1,723,500
Roche Holding AG	8,000	1,482,640
Eli Lilly and Co.	30,000	1,413,300
Medtronic, Inc.	25,000	1,320,750
Pfizer Inc	67,000	1,250,890
Johnson & Johnson	18,000	1,232,460
Merck & Co., Inc.	37,000	1,217,300
UnitedHealth Group Inc.	42,000	1,179,360
Becton, Dickinson and Co.	11,000	934,010
Bristol-Myers Squibb Co.	33,000	696,960
Wyeth	16,000	648,320
Schering-Plough Corp.	30,000	632,400
Aetna Inc.	13,000	533,130
Amgen Inc.[1]	8,500	532,355
Stryker Corp.	8,000	513,520
		15,310,895

ENERGY — 10.30%
Exxon Mobil Corp.	44,000	3,538,920
Schlumberger Ltd.	20,000	2,032,000
ConocoPhillips	21,000	1,714,020
Chevron Corp.	17,000	1,437,520
Diamond Offshore Drilling, Inc.	8,000	954,400
Royal Dutch Shell PLC, Class B (ADR)	13,000	912,080
Baker Hughes Inc.	7,000	580,370
		11,169,310

INDUSTRIALS — 9.72%
General Electric Co.	93,000	2,630,970
Caterpillar Inc.	20,000	1,390,400
FedEx Corp.	17,000	1,340,280
United Parcel Service, Inc., Class B	20,000	1,261,600
Lockheed Martin Corp.	10,000	1,043,300
Northrop Grumman Corp.	15,000	1,010,850
Boeing Co.	12,000	733,320
Avery Dennison Corp.	15,000	660,150
Illinois Tool Works Inc.	10,000	468,500
		10,539,370

FINANCIALS — 9.21%
Berkshire Hathaway Inc., Class A1	20	2,289,000
Wells Fargo & Co.	60,000	1,816,200
Allstate Corp.	18,000	831,960
Citigroup Inc.	42,500	794,325
American International Group, Inc.	28,000	729,400
Chubb Corp.	13,000	624,520
Marsh & McLennan Companies, Inc.	20,000	565,000
Bank of America Corp.	16,000	526,400
Lincoln National Corp.	11,000	524,700
JPMorgan Chase & Co.	12,000	487,560
Comerica Inc.	15,000	430,800
American Express Co.	10,000	371,200
		9,991,065

CONSUMER DISCRETIONARY — 7.76%
Target Corp.	35,000	1,583,050
Time Warner Inc.	100,000	1,432,000
Lowe’s Companies, Inc.	54,000	1,097,280
Vivendi SA	22,000	924,780
Walt Disney Co.	30,000	910,500
Carnival Corp., units	20,000	738,800
Kohl’s Corp.[1]	11,000	461,010
Nordstrom, Inc.	15,000	431,100
News Corp., Class A	30,000	423,900
Home Depot, Inc.	10,000	238,300
Gannett Co., Inc.	10,000	181,200
		8,421,920

TELECOMMUNICATION SERVICES — 2.54%
AT&T Inc.	40,000	1,232,400
Verizon Communications Inc.	25,000	851,000
Vodafone Group PLC	140,000	377,454
Sprint Nextel Corp., Series 1	36,000	293,040
		2,753,894

MATERIALS — 1.64%
Air Products and Chemicals, Inc.	13,000	1,237,730
Alcoa Inc.	16,000	540,000
		1,777,730

UTILITIES — 0.87%
Exelon Corp.	12,000	943,440

MISCELLANEOUS — 1.21%
Other common stocks in initial period of acquisition		1,313,460

Total common stocks (cost: $85,333,049)		96,319,210

	Principal amount
Short-term securities — 11.09%	(000)

John Deere Credit Ltd. 2.15% due 9/5/2008	$1,700	1,696,345
Eaton Corp. 2.15% due 8/1/2008[2]	1,300	1,299,922
Emerson Electric Co. 2.05% due 8/8/2008[2]	1,200	1,199,453
Coca-Cola Co. 2.06% due 8/15/2008[2]	1,200	1,198,970
Abbott Laboratories 2.02% due 8/26/2008[2]	1,200	1,198,249
Hewlett-Packard Co. 2.10% due 8/14/2008[2]	1,000	999,183
Illinois Tool Works Inc. 2.15% due 8/21/2008	900	898,871
Genentech, Inc. 2.14% due 8/21/2008[2]	750	749,063
Procter & Gamble Co. 2.06% due 8/11/2008[2]	700	699,559
Estée Lauder Companies Inc. 2.07% due 8/13/2008[2]	700	699,477
Paccar Financial Corp. 2.20% due 8/7/2008	500	499,786
JPMorgan Chase & Co. 2.30% due 8/11/2008	500	499,649
Johnson & Johnson 2.05% due 9/3/2008[2]	400	399,225

Total short-term securities (cost: $12,037,752)		12,037,752

Total investment securities (cost: $97,370,801)		108,356,962
Other assets less liabilities		140,399

Net assets		$108,497,361

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,443,101, which represented 7.78% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

July 31, 2008

Bonds & notes — 84.45%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 43.44%
Financials — 23.53%
Countrywide Financial Corp., Series B, 5.80% 2012	$500	$469,533
MBNA Global Capital Funding, Series B, 3.673% 2027[1]	200	160,185
Countrywide Financial Corp., Series A, 0% 2037[1,2]	1,000	971,880
Hospitality Properties Trust 6.75% 2013	215	200,197
Hospitality Properties Trust 6.30% 2016	400	326,617
Hospitality Properties Trust 5.625% 2017	335	256,769
Hospitality Properties Trust 6.70% 2018	200	163,981
MetLife Capital Trust IV 7.875% 2067[1,2]	300	277,362
MetLife Capital Trust X 9.25% 2068[1,2]	450	457,669
Ford Motor Credit Co. 7.375% 2009	150	136,668
Ford Motor Credit Co. 7.875% 2010	650	553,805
Residential Capital Corp. 8.375% 2010[1]	220	69,300
Residential Capital Corp. 8.50% 2010[2]	85	60,562
General Motors Acceptance Corp. 7.25% 2011	455	312,259
General Motors Acceptance Corp. 4.882% 2014[1]	250	135,189
Resona Bank, Ltd. 5.85% (undated)[1,2]	625	512,636
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	259,113
DBS Bank Ltd. 3.401% 2021[1,2]	250	222,555
Citigroup Inc., Series E, 8.40% (undated)[1]	450	385,871
Citigroup Capital XXI 8.30% 2077[1]	100	91,543
TuranAlem Finance BV 8.50% 2015[2]	400	316,000
TuranAlem Finance BV 8.25% 2037[2]	100	77,625
Lincoln National Corp. 7.00% 2066[1]	425	373,623
JPMorgan Chase & Co., Series I, 7.90% (undated)[1]	150	139,160
JPMorgan Chase Capital XX, Series T, 6.55% 2066	125	102,674
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	125	101,247
Banco Santander-Chile 5.375% 2014[2]	300	293,474
International Lease Finance Corp., Series R, 6.375% 2013	100	86,528
American General Finance Corp., Series I, 5.40% 2015	250	195,160
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	300	251,259
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	242,647
Hartford Financial Services Group, Inc. 8.125% 2068[1]	250	240,473
CNA Financial Corp. 6.50% 2016	250	237,441
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	237,273
Fifth Third Bancorp 8.25% 2038	200	157,507
Fifth Third Capital Trust IV 6.50% 2067[1]	125	69,181
Westfield Group 5.70% 2016[2]	250	224,916
New York Life Global Funding 4.65% 2013[2]	200	198,434
Loews Corp. 6.00% 2035	225	195,990
Sovereign Bancorp, Inc. 4.375% 2013[1]	250	192,192
UniCredito Italiano SpA 5.584% 2017[1,2]	200	190,192
SLM Corp., Series A, 4.50% 2010	200	184,322
Kimco Realty Corp., Series C, 4.82% 2014	200	183,118
Capital One Capital III 7.686% 2036[1]	231	175,366
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	171,627
Capmark Financial Group Inc. 5.875% 2012	250	159,442
Principal Life Insurance Co. 5.30% 2013	150	149,908
American Express Co. 6.15% 2017	150	142,414
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	150	138,287
Chubb Corp. 6.375% 2067[1]	150	137,058
HSBC Holdings PLC 6.50% 2037	150	135,835
HBOS PLC 6.75% 2018[2]	150	135,468
United Dominion Realty Trust, Inc. 6.50% 2009	125	126,516
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	124,840
ORIX Corp. 5.48% 2011	125	120,988
Northern Rock PLC 6.594% (undated)[1,2,4]	200	117,000
Simon Property Group, LP 6.125% 2018	125	116,008
Allstate Corp., Series A, 6.50% 2067[1]	125	107,958
Monumental Global Funding 5.50% 2013[2]	100	100,411
CIT Group Inc. 6.10% 2067[1]	250	99,215
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	96,932
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	89,506
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	81,347
Credit Agricole SA 6.637% (undated)[1,2]	100	81,052
		13,121,308

Industrials — 4.70%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	346,500
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	114	94,301
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	70	49,350
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	173	151,338
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	262,317
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	154,133
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	281	290,173
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	174,000
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	132	107,978
Canadian National Railway Co. 6.375% 2037	200	197,986
Norfolk Southern Corp. 5.75% 2018	200	195,762
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	201	189,880
General Electric Capital Corp., Series A, 4.80% 2013	150	147,896
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	143	116,771
CSX Corp. 5.75% 2013	50	48,629
CSX Corp. 6.15% 2037	50	40,421
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	53	55,746
		2,623,181

Utilities — 3.60%
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	86,193
Homer City Funding LLC 8.734% 2026[3]	290	308,717
Reliant Energy Resources Corp. 7.75% 2011	250	258,943
AES Ironwood, LLC 8.857% 2025[3]	216	224,536
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	219,633
FPL Energy National Wind, LLC 5.608% 2024[2,3]	205	201,033
E.ON International Finance BV 5.80% 2018[2]	200	196,830
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	152,645
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	130,895
PSEG Power LLC 3.75% 2009	125	124,943
Constellation Energy Group, Inc. 6.125% 2009	100	100,984
		2,005,352

Consumer discretionary — 3.45%
Federated Retail Holdings, Inc. 5.35% 2012	150	139,398
Federated Retail Holdings, Inc. 5.90% 2016	300	260,476
Federated Retail Holdings, Inc. 6.375% 2037	250	189,316
News America Inc. 6.65% 2037	300	285,812
Tele-Communications, Inc. 9.80% 2012	215	241,892
D.R. Horton, Inc. 5.25% 2015	300	232,500
Ryland Group, Inc. 5.375% 2012	250	217,500
Time Warner Cable Inc. 6.75% 2018	150	151,540
Seminole Tribe of Florida 5.798% 2013[2,3]	120	120,081
Thomson Reuters Corp. 6.50% 2018	85	85,267
		1,923,782

Telecommunication services — 3.08%
SBC Communications Inc. 6.25% 2011	250	258,794
AT&T Wireless Services, Inc. 7.875% 2011	100	106,610
AT&T Inc. 4.95% 2013	200	200,247
SBC Communications Inc. 5.625% 2016	125	123,966
Nextel Communications, Inc., Series E, 6.875% 2013	400	314,212
Sprint Capital Corp. 8.75% 2032	150	134,185
Telecom Italia Capital SA 5.25% 2015	100	91,290
Telecom Italia Capital SA 7.721% 2038	250	246,802
Embarq Corp. 6.738% 2013	250	240,931
		1,717,037

Energy — 1.97%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	279	261,903
Enbridge Energy Partners, LP 7.50% 2038[2]	250	257,510
Rockies Express Pipeline LLC 6.85% 2018[2]	150	152,844
Enterprise Products Operating LLC 5.65% 2013	150	149,836
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	126,960
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	79	79,560
Qatar Petroleum 5.579% 2011[2,3]	67	68,050
		1,096,663

Information technology — 1.21%
Jabil Circuit, Inc. 8.25% 2018	250	250,000
National Semiconductor Corp. 6.15% 2012	150	151,964
Oracle Corp. 5.75% 2018	150	149,929
KLA-Tencor Corp. 6.90% 2018	125	122,345
		674,238

Materials — 0.75%
Alcoa Inc. 5.55% 2017	300	276,020
ArcelorMittal 6.125% 2018[2]	150	143,841
		419,861

Health care — 0.70%
GlaxoSmithKline Capital Inc. 6.375% 2038	150	149,782
CIGNA Corp. 6.35% 2018	150	149,045
Cardinal Health, Inc. 4.00% 2015	100	90,852
		389,679

Consumer staples — 0.45%
Kroger Co. 6.40% 2017	150	153,555
Tyson Foods, Inc. 6.85% 2016[1]	105	97,673
		251,228

Total corporate bonds & notes		24,222,329

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 21.30%
Freddie Mac 5.00% 2023	494	485,289
Freddie Mac 5.00% 2023	382	375,168
Freddie Mac 5.00% 2023	379	372,006
Freddie Mac 6.00% 2026	421	426,298
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	108	78,043
Freddie Mac, Series 3257, Class PA, 5.50% 2036	230	227,257
Freddie Mac, Series 3318, Class JT, 5.50% 2037	236	232,668
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	528,293
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	261,520
Fannie Mae 6.00% 2021	16	16,701
Fannie Mae, Series 2001-4, Class GA, 10.191% 2025[1]	25	28,322
Fannie Mae 6.00% 2026	96	97,682
Fannie Mae 7.50% 2031	6	6,151
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[1]	19	21,236
Fannie Mae 5.636% 2037[1]	231	234,924
Fannie Mae 6.50% 2037	134	136,945
Fannie Mae 7.00% 2037	222	231,043
Fannie Mae 7.00% 2037	210	218,431
Fannie Mae 7.00% 2037	188	196,445
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	18	18,729
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	197,324
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	307,109
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.17% 2030[1]	250	250,046
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.17% 2030[1]	250	249,570
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	194,228
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	266,262
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	200	165,706
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4]	250	203,385
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	246,090
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	121,832
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	320	304,128
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	131	130,758
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	167	173,257
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	269	267,462
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	106	99,691
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	226	164,252
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	256,575
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	255,758
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	255,522
Bank of America 5.50% 2012[2]	250	254,014
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	251,706
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	236	235,610
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	235	233,630
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	201,156
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	188,425
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	233	185,922
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	230	179,094
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	172	168,128
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	165	166,738
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	150	152,374
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[1]	116	90,832
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.956% 2037[1]	92	60,500
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	173	149,326
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	180	143,163
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	134,016
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	128,221
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	121	125,330
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	111	105,390
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	99	94,804
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	94	94,317
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.608% 2037[1]	163	66,541
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	49	48,393
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	58	45,922
Government National Mortgage Assn. 10.00% 2020	34	38,335
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.486% 2027[1,2]	33	32,705
		11,876,698

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 18.90%
U.S. Treasury 4.25% 2012	1,300	1,359,215
U.S. Treasury 4.25% 2013	4,282	4,481,712
U.S. Treasury 12.50% 2014	1,200	1,320,468
U.S. Treasury 11.25% 2015	800	1,158,440
U.S. Treasury 4.50% 2017	1,025	1,069,403
U.S. Treasury 6.00% 2026	300	349,569
U.S. Treasury 4.50% 2036	590	578,802
Freddie Mac 5.00% 2018	250	221,943
		10,539,552

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.53%
Israeli Government 7.50% 2014[4]	ILS935	293,726

MUNICIPALS — 0.28%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$145	132,385
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	25	24,880
		157,265

Total bonds & notes (cost: $49,530,021)		47,089,570

Convertible securities — 0.57%	Shares

FINANCIALS — 0.57%
Bank of America Corp., Series L, 7.25% convertible preferred	250	233,250
Fannie Mae, Series 2004-1, 5.375% convertible preferred	2	84,000

Total convertible securities (cost: $419,500)		317,250

Preferred securities — 9.90%

FINANCIALS — 9.90%
Fannie Mae, Series O, 7.00%[1,2]	23,175	701,044
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	400,000	416,475
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	10,000	203,100
Santander Finance Preferred S.A., Unipersonal, 6.50%	10,000	192,500
BNP Paribas 7.195%[1,2]	200,000	172,403
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	152,972
Standard Chartered PLC 6.409%[1,2]	400,000	319,944
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	290,313
Freddie Mac, Series Z, 8.375%	10,950	186,834
Freddie Mac, Series V, 5.57%	8,300	97,131
Washington Mutual Preferred Funding Trust IV 9.75%[1,2,4]	300,000	153,000
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,2]	400,000	120,259
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	10,000	261,500
ILFC E-Capital Trust II 6.25%[1,2]	255,000	209,290
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	11,600	206,625
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	205,067
Barclays Bank PLC 7.434%[1,2]	200,000	172,440
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	172,078
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	200,000	171,710
QBE Capital Funding II LP 6.797%[1,2]	200,000	164,954
XL Capital Ltd., Series E, 6.50%[1]	250,000	162,737
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	159,766
PNC Preferred Funding Trust I 6.517%[1,2]	200,000	136,755
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	126,302
Société Générale 5.922%[1,2]	150,000	125,350
AXA SA, Series B, 6.379%[1,2]	150,000	121,734
Lloyds TSB Group PLC 6.267%[1,2]	150,000	118,211

Total preferred securities (cost: $7,162,477)		5,520,494

Common stocks — 0.01%

INDUSTRIALS — 0.01%
Northwest Airlines Corp.[5]	352	3,224

Total common stocks (cost: $7,082)		3,224

	Principal amount
Short-term securities — 2.69%	(000)

General Electric Capital Corp. 2.18% due 8/1/2008	$900	899,946
E.I. duPont de Nemours and Co. 2.04% due 8/8/2008[2]	600	599,728

Total short-term securities (cost: $1,499,673)		1,499,674

Total investment securities (cost: $58,618,753)		54,430,212
Other assets less liabilities		1,325,308

Net assets		$55,755,520

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,174,484, which represented 27.22% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,236,945, which represented 2.22% of the net assets of the fund.
[5]	Security did not produce income during the last 12 months.

Key to abbreviation
ILS = Israeli shekels

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

MFGEFP-985-0908O-S15873

Financial statements

Statements of assets and liabilities
at July 31, 2008
	Growth and Income Portfolio	Bond Portfolio

Assets:
Investment securities at market (cost: $97,370,801 and $58,618,753, respectively)	$108,356,962	$54,430,212
Cash	114,647	146,104
Receivables for:
Sales of investments	-	380,227
Dividends and interest	140,806	821,069
Total assets	108,612,415	55,777,612

Liabilities:
Payables for:
Purchases of investments	72,935	-
Investment advisory services	41,066	21,545
Other fees and expenses	1,053	547
Total liabilities	115,054	22,092
Net assets at July 31, 2008	$108,497,361	$55,755,520

Net assets consist of:
Capital paid in on shares of beneficial interest	$97,244,633	$62,945,444
Undistributed (distributions in excess of) net investment income	265,089	(381,023)
Undistributed (accumulated) net realized gain (loss)	-	(2,620,164)
Net unrealized appreciation (depreciation)	10,987,639	(4,188,737)
Net assets at July 31, 2008	$108,497,361	$55,755,520

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding	7,621,101	3,805,252
Net asset value per share	$14.24	$14.65

See Notes to Financial Statements

Statements of operations
for the year ended July 31, 2008
	Growth and Income Portfolio	Bond Portfolio

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36,645 on Growth and Income Portfolio)	$2,219,582	$182,878
Interest	463,588	3,370,912
Total income	2,683,170	3,553,790

Fees and expenses:
Investment advisory services	583,880	294,444
Transfer agent services	718	585
Reports to shareholders	16,643	8,245
Registration statement and prospectus	24,534	23,512
Trustees' compensation	67,816	33,184
Trustees' travel expenses	17,299	8,702
Auditing	44,184	44,165
Legal	18,865	18,865
Custodian	1,934	923
Other	10,075	9,890
Total fees and expenses before waiver	785,948	442,515
Less investment advisory waiver	58,388	29,444
Total fees and expenses after waiver	727,560	413,071
Net investment income	1,955,610	3,140,719

Net realized gain (loss) and unrealized
depreciation on investments and currency:
Net realized gain (loss) on:
Investments	788,584	(434,875)
Currency transactions	103,934	1,988
	892,518	(432,887)
Net unrealized (depreciation) appreciation on:
Investments	(12,177,078)	(3,745,242)
Currency translations	867	50
	(12,176,211)	(3,745,192)
Net realized loss and unrealized depreciation
on investments and currency	(11,283,693)	(4,178,079)
Net decrease in net assets resulting from operations	$(9,328,083)	$(1,037,360)

See Notes to Financial Statements

GROWTH AND INCOME PORTFOLIO

Statements of changes in net assets

	Year ended July 31
	2008	2007
Operations:
Net investment income	$1,955,610	$2,050,173
Net realized gain on investments and currency transactions	892,518	3,722,183
Net unrealized (depreciation) appreciation on investments and currency translations	(12,176,211)	10,655,895
Net (decrease) increase in net assets resulting from operations	(9,328,083)	16,428,251

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,232,110)	(1,926,472)
Distributions from net realized gain on investments	(2,749,537)	(5,358,259)
Total dividends and distributions paid to shareholders	(4,981,647)	(7,284,731)

Net capital share transactions	4,026,592	5,703,059

Total (decrease) increase in net assets	(10,283,138)	14,846,579

Net assets:
Beginning of year	118,780,499	103,933,920
End of year (including undistributed
net investment income: $265,089 and $541,576, respectively)	$108,497,361	$118,780,499

BOND PORTFOLIO

Statements of changes in net assets

	Year ended July 31
	2008	2007
Operations:
Net investment income	$3,140,719	$3,101,259
Net realized loss on investments and currency transactions	(432,887)	(858,765)
Net unrealized (depreciation) appreciation on investments and currency translations	(3,745,192)	653,108
Net (decrease) increase in net assets resulting from operations	(1,037,360)	2,895,602

Dividends paid to shareholders from net investment income	(3,415,559)	(3,461,418)

Net capital share transactions	393,671	160,696

Total decrease in net assets	(4,059,248)	(405,120)

Net assets:
Beginning of year	59,814,768	60,219,888
End of year (including distributions in excess of
net investment income: $(381,023) and $(238,938) respectively)	$55,755,520	$59,814,768

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2008, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2008, Growth and Income Portfolio reclassified $1,727 from undistributed net realized gain to undistributed net investment income; and $6,198 and $1,714 from undistributed net realized gain and undistributed net investment income, respectively, to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. During the year ended July 31, 2008, Bond Portfolio reclassified $132,755 from accumulated net realized loss to distributions in excess of net investment income to align financial reporting with tax reporting.

As of July 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed ordinary income	$265,089		$260,410
Undistributed long-term capital gain	-		-
Capital loss carryforwards*:
Expiring 2011	-	$(197,715)
Expiring 2014	-	(345,750)
Expiring 2015	-	(1,278,462)
Expiring 2016	-	(218,313)	(2,040,240)
Post-October capital loss deferrals (realized during the period November 1, 2007, through July 31, 2008)†			(547,546)
Gross unrealized appreciation on investment securities	18,834,634		66,208
Gross unrealized depreciation on investment securities	(7,848,473)		(4,977,657)
Net unrealized appreciation (depreciation) on investment securities	10,986,161		(4,911,449)
Cost of investment securities	97,370,801		59,341,661
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

For the year ended July 31, 2008, Growth and Income Portfolio made distributions from realized short-term capital gains in the amount of $293,284 and from realized long-term capital gains in the amount of $2,456,253.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company® ("AFS"), the funds’ transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the funds’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the year ended July 31, 2008, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the year ended July 31, 2008, total investment advisory services fees waived by CRMC were $58,388 and $29,444 for Growth and Income Portfolio and Bond Portfolio, respectively.  As a result, the fees shown on the accompanying financial statements of $583,880 and $294,444 for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services – The funds have a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping and communications.

Distribution services – The trust has a principal underwriting agreement with AFD.  AFD does not receive compensation for any sales of the funds’ shares.

Affiliated officers and trustees – Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2008
Growth and Income Portfolio	$9,427,098	601,592	$4,623,482	293,245	$(10,023,988)	(632,953)	$4,026,592	261,884
Bond Portfolio	4,146,499	266,513	2,950,641	192,308	(6,703,469)	(433,530)	393,671	25,291

Year ended July 31, 2007
Growth and Income Portfolio	$8,589,212	537,803	$6,779,377	439,467	$(9,665,530)	(614,420)	$5,703,059	362,850
Bond Portfolio	5,463,992	339,642	2,955,455	184,546	(8,258,751)	(511,423)	160,696	12,765

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $25,529,459 and $25,216,844 and sales of investment securities of $21,908,265 and $24,805,367, respectively, during the year ended July 31, 2008. Short-term securities and U.S. government obligations, if any, were excluded.

Financial highlights

Growth and Income Portfolio

		(Loss) income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (2)	Ratio of net income to average net assets (2)
Class A:
Year ended 7/31/2008	$16.14	$.26	$(1.48)	$(1.22)	$(.30)	$(.38)	$(.68)	$14.24	(7.95)%	$108.67%		.62%	1.67%
Year ended 7/31/2007	14.86	.29	2.03	2.32	(.27)	(.77)	(1.04)	16.14	16.02	119.69		.64	1.81
Year ended 7/31/2006	14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104.71		.66	1.56
Year ended 7/31/2005	14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69		.66	1.60
Year ended 7/31/2004	12.57	.20	1.53	1.73	(.20)	-	(.20)	14.10	13.81	90.64		.64	1.43

Bond Portfolio
		(Loss) income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (2)	Ratio of net income to average net assets (2)
Class A:
Year ended 7/31/2008	$15.82	$.83	$(1.09)	$(.26)	$(.91)	$ -	$(.91)	$14.65	(1.81%)	$56.75%		.70%	5.33%
Year ended 7/31/2007	15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60.76		.71	5.12
Year ended 7/31/2006	16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60.79		.74	5.00
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74		.71	4.61
Year ended 7/31/2004	16.57	.83	.22	1.05	(.90)	-	(.90)	16.72	6.37	59.70		.70	4.93

	Year ended July 31
Portfolio turnover rate	2008	2007	2006	2005	2004

Growth and Income Portfolio	21%	24%	25%	31%	32%
Bond Portfolio	60%	52%	62%	51%	36%

(1) Based on average shares outstanding.
(2) This column reflects the impact, if any, of certain waivers from CRMC.
During some of the years shown, CRMC reduced fees for investment advisory services.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Endowments:

We have audited the accompanying statement of assets and liabilities of Endowments (the “Trust”), comprising the Growth and Income and Bond Portfolios, including the investment portfolio, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Endowments, comprising the Growth and Income and Bond Portfolios as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
September 10, 2008

Tax information
                                                                                                                            unaudited

We are required to advise you within 60 days of the funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2008:

	Growth and Income Portfolio	Bond Portfolio
Long-term capital gains	$2,462,000	$-
Qualified dividend income	100%	347,000
U.S. government income that may be exempt from state taxation	$26,000	507,000

Additional tax information will be mailed in early 2009 to applicable shareholders.  Shareholders should consult their tax advisers.

Endowments

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-01884 and 1933 Act No. 002-34371)

(a)
Certificate of Trust and Trust Instrument – Certificate of Trust and Trust Instrument previously filed (see P/E Amendment No. 46 filed 5/15/98, No. 55 filed 10/1/04, and No. 56 filed 9/29/05) and Trust Instrument Supplement as of 2/23/06 – previously filed (see P/E Amendment No. 57 filed 9/29/06)

(b)	By-laws – By-laws as amended 5/17/05 – previously filed (see P/E Amendment No. 56 filed 9/29/05)

(c)	Instruments Defining Rights of Security Holders – none

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreements as of 7/28/99 – previously filed (see P/E Amendment No. 56 filed 9/29/05)

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement as of 11/16/06 – previously filed (see P/E Amendment No. 58 filed 11/17/06)

(f)	Bonus or Profit Sharing Contracts - none

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 59 filed 9/28/07)

(h)
Other Material Contracts – Amended Shareholder Services Agreement as of 8/31/99 and amended as of 8/1/02 and Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 55 filed 10/1/04)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 47 filed 7/31/98)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)	Rule 12b-1 plan - none

(n)	Rule 18f-3 plan - none

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2008; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article X of the Registrant's Certificate of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 19 Hamlin Ave East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	William J. Maguire	Regional Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
IRV	Cathy Sackett	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	President
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)	None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513; and/or the offices of the Registrant, One Market, Steuart Tower (Suite 1800), San Francisco, California 94105.

Registrant's records covering shareholder accounts are maintained and kept by the Trust's transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA  23513.

Registrant's records covering portfolio transactions are also maintained and kept by the Trust's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 26th day of November, 2008.

ENDOWMENTS

By: /s/ Patrick F. Quan
(Patrick F. Quan, Vice President and Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 26, 2008 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Robert G. O'Donnell	Vice Chairman of the Board
(Robert G. O’Donnell)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Dori Laskin	Treasurer
(Dori Laskin)

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Robert J. Denison*	Trustee
	John E. Kobara*	Trustee
	Steven D. Lavine*	Trustee
	Patricia A. McBride*	Chairman of the Board (Independent and Non-Executive)
	Thomas E. Terry*	Trustee
	Robert C. Ziebarth*	Trustee
By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl, Counsel

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flintridge, CA, this 25th day of August, 2008.
  (City, State)

/s/ Ronald P. Badie
Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Fe, NM, this 8th day of August, 2008.
 (City, State)

/s/ Robert J. Denison
Robert J. Denison, Board member

POWER OF ATTORNEY

I, John E. Kobara, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at South Pasadena, CA, this 10th day of August, 2008.
       (City, State)

/s/ John E. Kobara
John E. Kobara, Board member

POWER OF ATTORNEY

I, Steven D. Lavine, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA, this 7th day of August, 2008.
(City, State)

/s/ Steven D. Lavine
Steven D. Lavine, Board member

POWER OF ATTORNEY

I, Patricia A. McBride, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Dallas, TX, this 7th day of August, 2008.
(City, State)

/s/ Patricia A. McBride
Patricia A. McBride, Board member

POWER OF ATTORNEY

I, Thomas E. Terry, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Madison, WI, this 8th day of August, 2008.
 (City, State)

/s/ Thomas E. Terry
Thomas E. Terry, Board member

POWER OF ATTORNEY

I, Robert C. Ziebarth, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Ketchum, ID, this 7th day of August, 2008.
 (City, State)

/s/ Robert C. Ziebarth
Robert C. Ziebarth, Board member